UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORMABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

	January 1, 2013		December 31, 2013
to

Hyundai Capital America[1]

(Exact name of securitizer as specified on its charter)

Date of Report (Date of earliest event reported)	January 21, 2014

Commission File Number of securitizer:	025-00518

Central Index Key Number of securitizer:	0001541028

Weni Gieseking, (949) 732-2974
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[1] Hyundai Capital America, as securitizer, is filing this Form ABS-15G in respect of all of the asset backed securities outstanding during the reporting period in the auto lease and floorplan finance asset classes where Hyundai HK Lease, LLC is the depositor and Hyundai Cha Funding Corporation is the transferor, respectively.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Hyundai Capital America has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 21, 2014

HYUNDAI CAPITAL AMERICA
(Securitizer)

By:	/s/ Min Sok Randy Park
Name:	Min Sok Randy Park
Title:	Chief Financial Officer and senior officer in charge of securitization